Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 29, 2016	Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	PEOPLES BANCORP OF NORTH CAROLINA INC
Entity Central Index Key	0001093672
Document Type	10-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 78,498,822
Entity Common Stock, Shares Outstanding		5,510,538
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015